Basis of Presentation and General Information (Details)	1 Months Ended	2 Months Ended	7 Months Ended	10 Months Ended
	Jan. 23, 2017	Mar. 11, 2016	Aug. 15, 2016	Nov. 01, 2016
Stockholders' Equity, Reverse Stock Split		1-for-25 reverse stock split of the Company's common shares, with which seven fractional shares were cashed out	1-for-4 reverse stock split of the Company's common shares, with which five fractional shares were cashed out	1-for-15 reverse stock split of the Company's common shares, with which nine fractional shares were cashed out
Subsequent Event
Stockholders' Equity, Reverse Stock Split	1-for-8 reverse stock split of the Company's common shares, with which four fractional shares were cashed out